Related Party Transactions (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions [Abstract]
Due from related party	€ 3,800,000
Term loan	5 years
Market interest rate	6.25%
Percentage of margin applied	13.00%
Incurred management fees	€ 508,590	€ 142,433